Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Bad debt expense			$ 453	$ 17,754	$ 31,295
Allowance for doubtful accounts	$ 31,785	$ 17,791	$ 31,785	17,791	$ 31,332	0
Leases

Leases

Effective July 1, 2019, we adopted ASC 842, Leases. Under ASC 842, we determine if a contractual arrangement is, or contains, a lease at the inception date. Right-of-use (“ROU”) assets and liabilities related to operating leases and finance leases are separately reported in the balance sheets.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that a lessee would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. Operating lease ROU assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term.

The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Leases

Effective July 1, 2019, we adopted ASC 842, Leases. Under ASC 842, we determine if a contractual arrangement is, or contains, a lease at the inception date. Right-of-use (“ROU”) assets and liabilities related to operating leases and finance leases are separately reported in the balance sheets.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that a lessee would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. Operating lease ROU assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term.

The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Revenue	62,090	151,545	$ 257,950	$ 269,952	$ 628,149	507,920
Federal deposit insurance corporation amount	250,000		250,000		250,000
Cash balance exceeded insured amount	183,363		$ 183,363		$ 299,249
Gain on Settlement of Accounts Payable

Gain on Settlement of Accounts Payable

In March 2024, the Company entered into a settlement agreement with a vendor, in which the Company agreed to pay the vendor a total of $239,000, a reduction in the amount owed of $117,393. During the year ended June 30, 2024, the Company recognized a gain on the settlement of accounts payable of $117,393 on the Statements of Operations upon payment of the $239,000 and being released from the remaining liability.

Pay the vendor							$ 239,000
Reduction in the amount owed							$ 117,393
Accounts payable						117,393
Remaining liability						$ 239,000
Customer Concentration Risk [Member] | SportX LLC [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			96.21%	62.59%	51.10%	61.40%
Customer Concentration Risk [Member] | Celebrity Cigars, Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				18.72%	44.50%	34.90%
Customer Concentration Risk [Member] | Cigars, Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			29.60%		13.70%
Customer Concentration Risk [Member] | Ignite [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			11.86%		20.30%
Customer Concentration Risk [Member] | Drive Live Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				21.00%		33.40%
Customer Concentration Risk [Member] | Celebrity Cigars, Inc One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				29.00%		19.00%
Customer Concentration Risk [Member] | Test Drive Live Corp [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			46.10%	13.53%
Buying and Selling of Advertising [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 271,638
Ad Agency Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					125,000
Arbitrage Ad Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					146,638
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 46,381	$ 62,345	$ 101,047	$ 141,484	221,894	$ 266,142
FAST Channel Buildouts [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					175,394
Channel Streaming [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 46,500